GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Cash	$ 640,243		$ 1,103,201
Working Capital	568,161		1,058,727
Net Cash Provided by (Used in) Operating Activities	(380,583)	(630,540)	(2,367,655)	(2,756,901)
Proceeds from Issuance of Common Stock			1,330,000	1,501,000
Proceeds from Stock Options Exercised			21,728
Common Stock [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Common Stock			1,330,000
Proceeds from Stock Options Exercised			$ 1,046,286